                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-1704

                      (Investment Company Act File Number)

                     Federated American Leaders Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  03/31/07

              Date of Reporting Period:  Fiscal year ended 3/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

ANNUAL SHAREHOLDER REPORT

March 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$24.02		$24.46		$23.56		$17.23		$23.41
Income From Investment Operations:
Net investment income	0.25	[2]	0.27	[2]	0.26		0.24		0.23
Net realized and unrealized gain (loss) on investments	2.21		1.85		0.98		6.33		(6.19)
TOTAL FROM INVESTMENT OPERATIONS	2.46		2.12		1.24		6.57		(5.96)
Less Distributions:
Distributions from net investment income	(0.27)		(0.28)		(0.34)		(0.24)		(0.22)
Distributions from net realized gain on investments	(2.46)		(2.28)		--		--		--
TOTAL DISTRIBUTIONS	(2.73)		(2.56)		(0.34)		(0.24)		(0.22)
Net Asset Value, End of Period	$23.75		$24.02		$24.46		$23.56		$17.23
Total Return [3]	10.26%		9.09%		5.29	% [4]	38.28%		(25.50)%

Ratios to Average Net Assets:
Net expenses	1.17	% [5]	1.17	% [5]	1.16	% [5]	1.21	% [5]	1.18	% [5]
Net investment income	1.03%		1.10%		1.11%		1.12%		1.13%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,462,078		$1,528,974		$1,577,454		$1,562,277		$1,139,851
Portfolio turnover	55%		49%		58%		29%		25%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended March 31, 2007, 2006, 2005, 2004 and 2003 are 1.16%, 1.16%, 1.16%, 1.19% and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$24.08		$24.52		$23.61		$17.22		$23.28
Income From Investment Operations:
Net investment income	0.06	[2]	0.07	[2]	0.11		0.09		0.07
Net realized and unrealized gain (loss) on investments	2.22		1.85		0.96		6.31		(6.13)
TOTAL FROM INVESTMENT OPERATIONS	2.28		1.92		1.07		6.40		(6.06)
Less Distributions:
Distributions from net investment income	(0.07)		(0.08)		(0.16)		(0.01)		--
Distributions from net realized gain on investments	(2.46)		(2.28)		--		--		--
TOTAL DISTRIBUTIONS	(2.53)		(2.36)		(0.16)		(0.01)		--
Net Asset Value, End of Period	$23.83		$24.08		$24.52		$23.61		$17.22
Total Return [3]	9.41%		8.20%		4.52	% [4]	37.19%		(26.03)%

Ratios to Average Net Assets:
Net expenses	1.96	% [5]	1.96	% [5]	1.92	% [5]	1.96	% [5]	1.93	% [5]
Net investment income	0.23%		0.30%		0.34%		0.38%		0.38%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$391,359		$589,994		$798,138		$991,586		$850,023
Portfolio turnover	55%		49%		58%		29%		25%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended March 31, 2007, 2006, 2005, 2004 and 2003 are 1.95%, 1.94%, 1.92%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$24.09		$24.53		$23.63		$17.22		$23.29
Income From Investment Operations:
Net investment income	0.07	[2]	0.08	[2]	0.09		0.09		0.07
Net realized and unrealized gain (loss) on investments	2.21		1.85		0.97		6.33		(6.14)
TOTAL FROM INVESTMENT OPERATIONS	2.28		1.93		1.06		6.42		(6.07)
Less Distributions:
Distributions from net investment income	(0.08)		(0.09)		(0.16)		(0.01)		--
Distributions from net realized gain on investments	(2.46)		(2.28)		--		--		--
TOTAL DISTRIBUTIONS	(2.54)		(2.37)		(0.16)		(0.01)		--
Net Asset Value, End of Period	$23.83		$24.09		$24.53		$23.63		$17.22
Total Return [3]	9.41%		8.24%		4.48	% [4]	37.26%		(26.06)%

Ratios to Average Net Assets:
Net expenses	1.94	% [5]	1.94	% [5]	1.93	% [5]	1.96	% [5]	1.93	% [5]
Net investment income	0.27%		0.33%		0.33%		0.37%		0.38%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,351		$111,946		$121,085		$126,806		$105,820
Portfolio turnover	55%		49%		58%		29%		25%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended March 31, 2007, 2006, 2005, 2004 and 2003 are 1.93%, 1.93%, 1.93%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$23.98		$24.42		$23.53		$17.21		$23.37
Income From Investment Operations:
Net investment income	0.25	[2]	0.27	[2]	0.28		0.25		0.25
Net realized and unrealized gain (loss) on investments	2.22		1.85		0.95		6.31		(6.19)
TOTAL FROM INVESTMENT OPERATIONS	2.47		2.12		1.23		6.56		(5.94)
Less Distributions:
Distributions from net investment income	(0.28)		(0.28)		(0.34)		(0.24)		(0.22)
Distributions from net realized gain on investments	(2.46)		(2.28)		--		--		--
TOTAL DISTRIBUTIONS	(2.74)		(2.56)		(0.34)		(0.24)		(0.22)
Net Asset Value, End of Period	$23.71		$23.98		$24.42		$23.53		$17.21
Total Return [3]	10.31%		9.11%		5.27	% [4]	38.29%		(25.46)%

Ratios to Average Net Assets:
Net expenses	1.15	% [5]	1.16	% [5]	1.16	% [5]	1.19	% [5]	1.18	% [5]
Net investment income	1.05%		1.11%		1.11%		1.15%		1.13%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,202		$59,611		$66,364		$71,908		$57,804
Portfolio turnover	55%		49%		58%		29%		25%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended March 31, 2007, 2006, 2005, 2004 and 2003 are 1.14%, 1.14%, 1.15%, 1.17% and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,						Period Ended
	2007		2006	[1]	2005		3/31/2004	[2]
Net Asset Value, Beginning of Period	$24.01		$24.46		$23.57		$17.74
Income From Investment Operations:
Net investment income	0.14	[3]	0.16	[3]	0.17		0.13
Net realized and unrealized gain on investments	2.22		1.85		0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	2.36		2.01		1.12		5.98
Less Distributions:
Distributions from net investment income	(0.16)		(0.18)		(0.23)		(0.15)
Distributions from net realized gain on investments	(2.46)		(2.28)		--		--
TOTAL DISTRIBUTIONS	(2.62)		(2.46)		(0.23)		(0.15)
Net Asset Value, End of Period	$23.75		$24.01		$24.46		$23.57
Total Return [4]	9.81%		8.58%		4.78	% [5]	33.76%

Ratios to Average Net Assets:
Net expenses	1.62	% [6]	1.64	% [6]	1.63	% [6]	1.66	% [6,7]
Net investment income	0.57%		0.66%		0.64%		0.54	% [7]
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,992		$53,310		$18,095		$3,082
Portfolio turnover	55%		49%		58%		29	% [10]

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended March 31, 2007, 2006, 2005, and the period ended March 31, 2004 are 1.62%, 1.63%, 1.63% and 1.64%, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,049.90	$5.93
Class B Shares	$1,000	$1,046.10	$9.85
Class C Shares	$1,000	$1,045.80	$9.79
Class F Shares	$1,000	$1,050.30	$5.78
Class K Shares	$1,000	$1,048.00	$8.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.84
Class B Shares	$1,000	$1,015.31	$9.70
Class C Shares	$1,000	$1,015.36	$9.65
Class F Shares	$1,000	$1,019.30	$5.69
Class K Shares	$1,000	$1,016.85	$8.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.93%
Class C Shares	1.92%
Class F Shares	1.13%
Class K Shares	1.62%

Management's Discussion of Fund Performance

Federated American Leaders Fund Inc.'s total returns, based on net asset value, for the fiscal year ended March 31, 2007 were 10.26% for Class A Shares, 9.41% for Class B Shares, 9.41% for Class C Shares, 10.31% for Class F Shares, and 9.81% for Class K Shares. The total return of the fund's benchmark, the S&P 500/Citigroup Value Index 1 (the "Index") was 15.63% during the same period.

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

The U.S. equity market had an above-average return during the fund's fiscal year. Measured by the S&P 500 Index, 2 the market was up 11.83%. The fund's fiscal year, however, can be categorized in three sections. The first quarter of the fiscal year favored stocks that were smaller in terms of market capitalization, had significant financial leverage, and were considered more expensive on an earnings and cash-flow basis. The fund struggled in such an environment given our value stock-picking discipline. However, as the Federal Reserve Board (the "Fed") signaled the end of its interest rate tightening cycle in June, an economic slowdown became a reality. Oil prices retreated as well, allowing the inflationary picture to improve. The next two quarters of the fund's fiscal year saw cash-flow rich, inexpensive stocks outperforming more expensive stocks as distrust over the future earnings growth of the market and the economy unwound. This change in market leadership played to the fund's portfolio positioning and the fund's performance improved throughout that period. Finally, the final quarter of the fund's fiscal year brought a rare scenario of stagflationary economic conditions, during which the market stayed flat. Higher inflation and weaker profit growth caused investors to purchase more stocks in the Materials, Industrials, and Utilities sectors, which historically do well in such an economic scenario.

1 The S&P 500/Citigroup Value Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index using the S&P 500/Citigroup multifactor methodology to score constituents as Value. The index consists of approximately half of the S&P 500 on a market capitalization basis and has relatively low turnover. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The best performing sector in the Index, was the Utility sector, up 34%. The Telecommunication Services sector also had a good year, up 29%. Among the underperformers were the Information Technology sector, up only 4%, and the Industrials sector, up 5%.

FUND PERFORMANCE

The main driver of the fund's underperformance relative to the Index was poor stock selection. Stock selection was weak in Health Care, Consumer Discretionary, and Financials. Good stock selection in Information Technology was not sufficient to offset those negatives. Similarly, the fund's underweight relative to the Index in the underperforming Industrials sector was more than offset by the fund's underweights in the outperforming Utilities and Materials sectors.

Individual securities helping the fund's relative performance included Goodyear Tire (GT), IBM (IBM), and Chevron (CVX). Goodyear Tire, a tire manufacturer, was up 80% due in part to a more favorable labor union agreement struck at the end of calendar year 2006. IBM, a technology conglomerate, was up 16% while in the fund (purchased in early September), and outperformed the market by 10% through the rest of the fund's fiscal year as a result of a much better than expected execution of strategy. Finally, Chevron, an integrated oil company, returned 31% despite flat oil prices as investors removed the unwarranted discount surrounding its growth prospects.

On the negative side, the largest relative underperformers included Boston Scientific (BSX), Amgen (AMGN), and Jones New York (JNY). Boston Scientific, a health-care device manufacturer, was down 37% as safety concerns arose with both of its major product categories, the drug-eluting stent business and the cardiac defibrillator business. Amgen, a storied biotech company, was down 23% under the pressure of increasing competition and lower efficacy of its existing drug portfolio. Jones New York, an apparel maker, was down 12% as it disappointed the market with a lack of strategic direction after a drawn-out process of potential private equity involvement with the company failed.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2007
1 Year	4.19%
5 Years	4.28%
10 Years	6.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2007
1 Year	3.97%
5 Years	4.32%
10 Years	6.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Index and average are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2007
1 Year	8.42%
5 Years	4.66%
10 Years	6.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class F Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2007
1 Year	8.24%
5 Years	5.27%
10 Years	7.28%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class K Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV) 2 and the Lipper Large-Cap Value Average (LLCVA). 2 The Fund's Class K Shares commenced operations on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares.

Average Annual Total Return for the Period Ended 3/31/2007
1 Year	9.81%
5 Years	4.98%
10 Years	6.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	23.8%
Information Technology	15.6%
Health Care	14.9%
Consumer Discretionary	13.5%
Consumer Staples	10.4%
Telecommunication Services	8.6%
Energy	7.0%
Industrials	5.4%
Securities Lending Collateral [2]	5.5%
Cash Equivalents [3]	0.6%
Other Assets and Liabilities--Net [4]	(5.3)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2007

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--13.5%
3,736,200	[1,2]	Ford Motor Co.	$29,478,618
1,298,900		Gannett Co., Inc.	73,115,081
2,105,700		Gap (The), Inc.	36,239,097
1,202,600		Home Depot, Inc.	44,183,524
1,523,100		Jones Apparel Group, Inc.	46,804,863
347,100		Lennar Corp., Class A	14,651,091
427,600		Magna International, Inc., Class A	32,117,036
		TOTAL	276,589,310
		Consumer Staples--10.4%
669,700		Coca-Cola Co.	32,145,600
587,100		General Mills, Inc.	34,180,962
2,363,900	[2]	Kraft Foods, Inc., Class A	74,841,074
2,115,700		Sara Lee Corp.	35,797,644
1,864,200		Tyson Foods, Inc., Class A	36,184,122
		TOTAL	213,149,402
		Energy--7.0%
510,200		Apache Corp.	36,071,140
286,800		BP PLC, ADR	18,570,300
606,700		Chevron Corp.	44,871,532
296,000		Exxon Mobil Corp.	22,333,200
318,900	[2]	Total SA, Class B, ADR	22,252,842
		TOTAL	144,099,014
		Financials--23.8%
740,700		Ace Ltd.	42,264,342
342,300		Allstate Corp.	20,558,538
914,000		American International Group, Inc.	61,439,080
833,438		Bank of America Corp.	42,522,007
2,033,500		Citigroup, Inc.	104,399,890
686,100		Freddie Mac	40,816,089
947,400		MBIA Insurance Corp.	62,045,226
269,400		Morgan Stanley	21,217,944
308,400		National City Corp.	11,487,900
877,200		Wachovia Corp.	48,289,860
482,400		XL Capital Ltd., Class A	33,748,704
		TOTAL	488,789,580
Shares			Value
		COMMON STOCKS--continued
		Health Care--14.9%
557,200	[1]	Amgen, Inc.	$31,136,336
2,590,800	[1]	Boston Scientific Corp.	37,670,232
633,100		Cardinal Health, Inc.	46,184,645
888,200	[1]	Forest Laboratories, Inc., Class A	45,689,008
679,700		Johnson & Johnson	40,958,722
1,882,200		Pfizer, Inc.	47,544,372
366,500		UnitedHealth Group, Inc.	19,413,505
744,400		Wyeth	37,242,332
		TOTAL	305,839,152
		Industrials--5.4%
160,200		Avery Dennison Corp.	10,294,452
916,600		Masco Corp.	25,114,840
639,120		Northrop Grumman Corp.	47,435,486
444,100		United Technologies Corp.	28,866,500
		TOTAL	111,711,278
		Information Technology--15.6%
1,536,800		Applied Materials, Inc.	28,154,176
520,900	[1,2]	Computer Sciences Corp.	27,154,517
2,791,100	[1]	Dell, Inc.	64,781,431
698,200	[1]	Fiserv, Inc.	37,046,492
857,300		IBM Corp.	80,809,098
569,500	[1]	Lexmark International Group, Class A	33,292,970
376,200	[1]	Nortel Networks Corp.	9,047,610
2,428,600	[1]	Xerox Corp.	41,019,054
		TOTAL	321,305,348
		Telecommunication Services--8.6%
782,000		AT&T, Inc.	30,834,260
2,993,200		Sprint Nextel Corp.	56,751,072
2,331,242		Verizon Communications	88,400,697
		TOTAL	175,986,029
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,817,179,002)	2,037,469,113
		MUTUAL FUND -- 0.6% [3]
11,869,706		Prime Value Obligations Fund, Institutional Shares (7-Day Net Yield 5.25%) (AT NET ASSET VALUE)	11,869,706
Principal Amount			Value
		REPURCHASE AGREEMENT--5.5%
$112,850,000		Interest in $2,800,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,801,260,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $2,856,799,506 (purchased with proceeds from securities lending collateral). (AT COST)	$112,850,000
		TOTAL INVESTMENTS--105.3% (IDENTIFIED COST $1,941,898,708) [4]	2,162,188,819
		OTHER ASSETS AND LIABILITIES - NET--(5.3)%	(109,207,034)
		TOTAL NET ASSETS--100%	$2,052,981,785

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,942,274,340.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Total investments in securities, at value including $107,352,500 of securities loaned (identified cost $1,941,898,708)		$2,162,188,819
Cash		52,550
Income receivable		2,378,789
Receivable for investments sold		11,906,877
Receivable for shares sold		848,923
TOTAL ASSETS		2,177,375,958
Liabilities:
Payable for investments purchased	$5,521,943
Payable for shares redeemed	4,029,145
Payable for distribution services fee (Note 5)	339,574
Payable for shareholder services fee (Note 5)	655,141
Payable for collateral due to broker	112,850,000
Accrued expenses	998,370
TOTAL LIABILITIES		124,394,173
Net assets for 86,373,378 shares outstanding		$2,052,981,785
Net Assets Consist of:
Paid-in capital		$1,650,309,491
Net unrealized appreciation of investments		220,290,111
Accumulated net realized gain on investments		181,881,817
Undistributed net investment income		500,366
TOTAL NET ASSETS		$2,052,981,785

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,462,077,549 ÷ 61,560,228 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.75
Offering price per share (100/94.50 of $23.75) [1]	$25.13
Redemption proceeds per share	$23.75
Class B Shares:
Net asset value per share ($391,358,502 ÷ 16,422,260 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.83
Offering price per share	$23.83
Redemption proceeds per share (94.50/100 of $23.83) [1]	$22.52
Class C Shares:
Net asset value per share ($104,351,073 ÷ 4,378,351 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.83
Offering price per share	$23.83
Redemption proceeds per share (99.00/100 of $23.83) [1]	$23.59
Class F Shares:
Net asset value per share ($50,202,451 ÷ 2,117,740 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.71
Offering price per share (100/99.00 of $23.71) [1]	$23.95
Redemption proceeds per share (99.00/100 of $23.71) [1]	$23.47
Class K Shares:
Net asset value per share ($44,992,210 ÷ 1,894,799 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.75
Offering price per share	$23.75
Redemption proceeds per share	$23.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2007

Investment Income:
Dividends (including $151,848 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $319,764)		$46,266,154
Interest (including income on securities loaned of $105,115)		2,007,425
TOTAL INCOME		48,273,579
Expenses:
Investment adviser fee (Note 5)	$14,349,596
Administrative personnel and services fee (Note 5)	1,752,003
Custodian fees	87,965
Transfer and dividend disbursing agent fees and expenses--Class A Shares	2,237,200
Transfer and dividend disbursing agent fees and expenses--Class B Shares	882,151
Transfer and dividend disbursing agent fees and expenses--Class C Shares	182,874
Transfer and dividend disbursing agent fees and expenses--Class F Shares	69,403
Transfer and dividend disbursing agent fees and expenses--Class K Shares	184,747
Directors'/Trustees' fees	30,206
Auditing fees	18,559
Legal fees	10,908
Portfolio accounting fees	212,764
Distribution services fee--Class B Shares (Note 5)	3,592,518
Distribution services fee--Class C Shares (Note 5)	829,161
Distribution services fee--Class K Shares (Note 5)	262,995
Shareholder services fee--Class A Shares (Note 5)	3,733,557
Shareholder services fee--Class B Shares (Note 5)	1,197,506
Shareholder services fee--Class C Shares (Note 5)	269,604
Shareholder services fee--Class F Shares (Note 5)	127,027
Share registration costs	106,566
Printing and postage	320,147
Insurance premiums	16,968
Taxes	167,507
Miscellaneous	20,767
TOTAL EXPENSES	30,662,699

Statement of Operations-continued

Waiver, Expense Reduction and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(2,635)
Waiver of administrative personnel and services fee	(72,246)
Fees paid indirectly from directed brokerage arrangements	(141,367)
TOTAL WAIVER, EXPENSE REDUCTION AND REIMBURSEMENT		(216,248)
Net expenses			30,446,451
Net investment income			17,827,128
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			313,579,987
Net change in unrealized appreciation of investments			(121,015,790)
Net realized and unrealized gain on investments			192,564,197
Net increase from regulatory settlement proceeds (Note 8)			86,478
Change in net assets resulting from operations			$210,477,803

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,827,128	$20,624,829
Net realized gain on investments	313,579,987	187,600,094
Net change in unrealized appreciation/depreciation of investments	(121,015,790)	(48,793)
Net increase from regulatory settlement proceeds (Note 8)	86,478	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	210,477,803	208,176,130
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(16,850,055)	(18,168,614)
Class B Shares	(1,319,264)	(2,318,036)
Class C Shares	(365,841)	(454,350)
Class F Shares	(595,998)	(733,318)
Class K Shares	(355,171)	(203,036)
Distributions from net realized gain on investments
Class A Shares	(144,146,676)	(138,587,538)
Class B Shares	(43,007,779)	(58,935,246)
Class C Shares	(10,621,023)	(10,512,340)
Class F Shares	(4,977,709)	(5,553,358)
Class K Shares	(5,405,488)	(2,616,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(227,645,004)	(238,082,394)
Share Transactions:
Proceeds from sale of shares	257,689,072	300,173,473
Net asset value of shares issued to shareholders in payment of distributions declared	208,541,991	218,548,251
Cost of shares redeemed	(739,916,346)	(726,117,408)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(273,685,283)	(207,395,684)
Change in net assets	(290,852,484)	(237,301,948)
Net Assets:
Beginning of period	2,343,834,269	2,581,136,217
End of period (including undistributed net investment income of $500,366 and $2,180,394, respectively)	$2,052,981,785	$2,343,834,269

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model, determined by management, incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that classes A, B, C, F and K bear distribution services fees and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$107,352,500	$112,850,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,143,452	$198,192,711	8,339,671	$204,773,051
Shares issued to shareholders in payment of distributions declared	6,133,733	146,742,920	6,154,124	143,956,674
Shares redeemed	(16,372,247)	(397,492,806)	(15,329,353)	(376,833,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,095,062)	$(52,557,175)	(835,558)	$(28,103,471)

Year Ended March 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	715,182	$17,417,244	1,290,516	$31,634,218
Shares issued to shareholders in payment of distributions declared	1,738,422	41,703,666	2,454,552	57,303,118
Shares redeemed	(10,529,603)	(256,599,547)	(11,800,194)	(290,316,945)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(8,075,999)	$(197,478,637)	(8,055,126)	$(201,379,609)

Year Ended March 31	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	657,380	$16,045,565	999,305	$24,470,113
Shares issued to shareholders in payment of distributions declared	401,621	9,635,468	392,523	9,168,565
Shares redeemed	(1,327,607)	(32,401,457)	(1,681,322)	(41,244,008)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(268,606)	$(6,720,424)	(289,494)	$(7,605,330)

Year Ended March 31	2007		2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	77,003	$1,841,563	86,999	$2,094,418
Shares issued to shareholders in payment of distributions declared	196,800	4,700,326	226,975	5,300,457
Shares redeemed	(642,028)	(15,537,652)	(545,292)	(13,350,888)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(368,225)	$(8,995,763)	(231,318)	$(5,956,013)

Year Ended March 31	2007		2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	994,142	$24,191,989	1,536,840	$37,201,673
Shares issued to shareholders in payment of distributions declared	240,941	5,759,611	120,873	2,819,437
Shares redeemed	(1,560,178)	(37,884,884)	(177,484)	(4,372,371)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(325,095)	$(7,933,284)	1,480,229	$35,648,739
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,132,987)	$(273,685,283)	(7,931,267)	$(207,395,684)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing characterization of contingent payments and differing treatment of regulatory settlement proceeds.

For the year ended March 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$(86,478)	$(20,827)	$107,305

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$ 42,239,449	$ 47,988,205
Long-term capital gains	$185,405,555	$190,094,189

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$25,951,179
Undistributed long-term capital gain	$156,806,637
Net unrealized appreciation	$219,914,479

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At March 31, 2007, the cost of investments for federal tax purposes was $1,942,274,340. The net unrealized appreciation of investments for federal tax purposes was $219,914,479. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $281,822,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,907,748.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2007, FSC retained $44,360 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2007, FSC retained $112,206 in sales charges from the sale of Class A Shares. FSC also retained $65 of contingent deferred sales charges relating to redemptions of Class A Shares, $2,846 relating to redemptions of class C shares and $2,706 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended March 31, 2007, FSSC received $78,130 of fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,308 of Service Fees for the year ended March 31, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended March 31, 2007, the Fund's expenses were reduced by $141,367 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the Fund's distributor. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2007, the Adviser reimbursed $2,635 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended March 31, 2007, are as follows:

Affiliate	Balance of Shares Held 3/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares (7-Day Net Yield 5.25%)	--	60,070,294	48,200,588	11,869,706	$11,869,706	$151,848

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2007, were as follows:

Purchases	$1,194,025,963
Sales	$1,653,610,747

7. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the year ended March 31, 2007, the Fund did not utilize the LOC.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $86,478 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than September 28, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2007, the amount of long-term capital gains designated by the Fund was $185,405,555.

For the fiscal year ended March 21, 2007, 85.93% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2007, 81.44% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED AMERICAN LEADERS FUND, INC.

We have audited the accompanying statement of assets and liabilities of Federated American Leaders Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statements of operations for the year then ended, statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report, dated May 18, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated American Leaders Fund, Inc. at March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 17, 2007

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: July 1968	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Previous Positions: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Evaluation and Approval of Advisory Contract

FEDERATED AMERICAN LEADERS FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8042504 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $18,500

                  Fiscal year ended 2006 - $17,895

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,593
      respectively.  Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $172,934

            Fiscal year ended 2006 - $76,562

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED AMERICAN LEADERS FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        May 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007